Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jan. 28, 2015
Document Effective Date	Jan. 30, 2015
Prospectus Date	Jan. 30, 2015
Mid Cap Growth Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MACGX
Mid Cap Growth Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPEGX
Mid Cap Growth Portfolio | Class L
Risk/Return:
Trading Symbol	MSKLX
Mid Cap Growth Portfolio | Class IS
Risk/Return:
Trading Symbol	MMCGX
Core Fixed Income Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPSFX
Core Fixed Income Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MDIAX
Core Fixed Income Portfolio | Class L
Risk/Return:
Trading Symbol	MSXLX
Core Plus Fixed Income Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MFXAX
Core Plus Fixed Income Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPFIX
Core Plus Fixed Income Portfolio | Class L
Risk/Return:
Trading Symbol	MSIOX
Corporate Bond Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MIGAX
Corporate Bond Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPFDX
Corporate Bond Portfolio | Class L Shares
Risk/Return:
Trading Symbol	MGILX
High Yield Portfolio | Class I
Risk/Return:
Trading Symbol	MSYIX
High Yield Portfolio | Class A
Risk/Return:
Trading Symbol	MSYPX
High Yield Portfolio | Class L
Risk/Return:
Trading Symbol	MSYLX
High Yield Portfolio | Class IS
Risk/Return:
Trading Symbol	MSHYX
Limited Duration Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPLDX
Limited Duration Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MLDAX
Limited Duration Portfolio | Class L
Risk/Return:
Trading Symbol	MSJLX
Strategic Income Portfolio | Class L
Risk/Return:
Trading Symbol	MSLSX
Strategic Income Portfolio | Class I
Risk/Return:
Trading Symbol	MSIDX
Strategic Income Portfolio | Class A
Risk/Return:
Trading Symbol	MSADX
Strategic Income Portfolio | Class IS
Risk/Return:
Trading Symbol	MSTCX
Global Strategist Portfolio | Class A Shares
Risk/Return:
Trading Symbol	MBAAX
Global Strategist Portfolio | Class I Shares
Risk/Return:
Trading Symbol	MPBAX
Global Strategist Portfolio | Class L
Risk/Return:
Trading Symbol	MSDLX